Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Columbia Greater China Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Greater China Fund
Class Name	Class A
Trading Symbol	NGCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Greater China Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 178	1.47%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials, communication services, materials and real estate sectors boosted the Fund’s relative performance most during the annual period.
Allocations
| Larger allocations to the information technology and consumer discretionary sectors and smaller allocations to the utilities and energy sectors buoyed the Fund's performance relative to its benchmark during the annual period.
Individual holdings
| Positions in Eastroc Beverage Co., a leading company in energy drinks and beverages; Meituan, which provides a platform connecting consumers and merchants for food delivery, hotel, travel and other consumer services; Full Truck Alliance Co., which operates a digital marketplace connecting shippers with truck drivers; Shenzhen Envicool Technology Co., a manufacturer of climate control equipment; and Medlive Technology Co., a digital healthcare company, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the information technology, consumer discretionary, financials, and health care sectors hurt the Fund’s performance during the annual period.
Allocations
| Large weightings in industrials and consumer staples and smaller allocations to financials and health care detracted from Fund performance.
Individual holdings
| Fund positions in Shenzen Mindray Bio-Medical, a medical devices company; Alibaba Group, an ecommerce leader; New Oriental Education & Technology Group, which provides private educational services including foreign language training, test prep courses, tutoring, primary and secondary education, educational content and online education; Pop Mart International Group, best known for its collectible toys sold in blind boxes; and Techtronic Industries, a manufacturer of power tools and floor cleaning products, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	43.18	(8.00)	4.48
Class A (including sales charges)	34.94	(9.09)	3.87
Hang Seng Index	39.49	(0.20)	1.41
MSCI China Index (Net)	47.62	(1.99)	5.57

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 50,771,748
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 450,128
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 50,771,748
Total number of portfolio holdings	62
Management services fees (represents 0.95% of Fund average net assets)	$ 450,128
Portfolio turnover for the reporting period	48%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund rep
res
ented as a percentage of Fund net a
sse
ts. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Tencent Holdings Ltd.	20.1%
Alibaba Group Holding Ltd.	11.1%
Xiaomi Corp.	5.7%
China Construction Bank Corp., Class H	5.0%
PDD Holdings, Inc., ADR	3.9%
Trip.com Group Ltd., ADR	3.2%
BYD Co., Ltd., Class H	3.0%
NetEase, Inc.	2.9%
Contemporary Amperex Technology Co., Ltd., Class A	2.6%
Ping An Insurance Group Co. of China Ltd., Class H	2.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Tencent Holdings Ltd.	20.1%
Alibaba Group Holding Ltd.	11.1%
Xiaomi Corp.	5.7%
China Construction Bank Corp., Class H	5.0%
PDD Holdings, Inc., ADR	3.9%
Trip.com Group Ltd., ADR	3.2%
BYD Co., Ltd., Class H	3.0%
NetEase, Inc.	2.9%
Contemporary Amperex Technology Co., Ltd., Class A	2.6%
Ping An Insurance Group Co. of China Ltd., Class H	2.5%

Columbia Greater China Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Greater China Fund
Class Name	Institutional Class
Trading Symbol	LNGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Greater China Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 148	1.22%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials, communication services, materials and real estate sectors boosted the Fund’s relative performance most during the annual period.
Allocations
| Larger allocations to the information technology and consumer discretionary sectors and smaller allocations to the utilities and energy sectors buoyed the Fund's performance relative to its benchmark during the annual period.
Individual holdings
| Positions in Eastroc Beverage Co., a leading company in energy drinks and beverages; Meituan, which provides a platform connecting consumers and merchants for food delivery, hotel, travel and other consumer services; Full Truck Alliance Co., which operates a digital marketplace connecting shippers with truck drivers; Shenzhen Envicool Technology Co., a manufacturer of climate control equipment; and Medlive Technology Co., a digital healthcare company, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the information technology, consumer discretionary, financials, and health care sectors hurt the Fund’s performance during the annual period.
Allocations
| Large weightings in industrials and consumer staples and smaller allocations to financials and health care detracted from Fund performance.
Individual holdings
| Fund positions in Shenzen Mindray Bio-Medical, a medical devices company; Alibaba Group, an ecommerce leader; New Oriental Education & Technology Group, which provides private educational services including foreign language training, test prep courses, tutoring, primary and secondary education, educational content and online education; Pop Mart International Group, best known for its collectible toys sold in blind boxes; and Techtronic Industries, a manufacturer of power tools and floor cleaning products, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	43.53	(7.79)	4.73
Hang Seng Index	39.49	(0.20)	1.41
MSCI China Index (Net)	47.62	(1.99)	5.57

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 50,771,748
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 450,128
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 50,771,748
Total number of portfolio holdings	62
Management services fees (represents 0.95% of Fund average net assets)	$ 450,128
Portfolio turnover for the reporting period	48%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a perc ent
age of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is su bje
ct to change.
Top Holdings
Tencent Holdings Ltd.	20.1%
Alibaba Group Holding Ltd.	11.1%
Xiaomi Corp.	5.7%
China Construction Bank Corp., Class H	5.0%
PDD Holdings, Inc., ADR	3.9%
Trip.com Group Ltd., ADR	3.2%
BYD Co., Ltd., Class H	3.0%
NetEase, Inc.	2.9%
Contemporary Amperex Technology Co., Ltd., Class A	2.6%
Ping An Insurance Group Co. of China Ltd., Class H	2.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Tencent Holdings Ltd.	20.1%
Alibaba Group Holding Ltd.	11.1%
Xiaomi Corp.	5.7%
China Construction Bank Corp., Class H	5.0%
PDD Holdings, Inc., ADR	3.9%
Trip.com Group Ltd., ADR	3.2%
BYD Co., Ltd., Class H	3.0%
NetEase, Inc.	2.9%
Contemporary Amperex Technology Co., Ltd., Class A	2.6%
Ping An Insurance Group Co. of China Ltd., Class H	2.5%

Columbia Greater China Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Greater China Fund
Class Name	Institutional 3 Class
Trading Symbol	CGCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Greater China Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 131	1.08%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials, communication services, materials and real estate sectors boosted the Fund’s relative performance most during the annual period.
Allocations
| Larger allocations to the information technology and consumer discretionary sectors and smaller allocations to the utilities and energy sectors buoyed the Fund's performance relative to its benchmark during the annual period.
Individual holdings
| Positions in Eastroc Beverage Co., a leading company in energy drinks and beverages; Meituan, which provides a platform connecting consumers and merchants for food delivery, hotel, travel and other consumer services; Full Truck Alliance Co., which operates a digital marketplace connecting shippers with truck drivers; Shenzhen Envicool Technology Co., a manufacturer of climate control equipment; and Medlive Technology Co., a digital healthcare company, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the information technology, consumer discretionary, financials, and health care sectors hurt the Fund’s performance during the annual period.
Allocations
| Large weightings in industrials and consumer staples and smaller allocations to financials and health care detracted from Fund performance.
Individual holdings
| Fund positions in Shenzen Mindray Bio-Medical, a medical devices company; Alibaba Group, an ecommerce leader; New Oriental Education & Technology Group, which provides private educational services including foreign language training, test prep courses, tutoring, primary and secondary education, educational content and online education; Pop Mart International Group, best known for its collectible toys sold in blind boxes; and Techtronic Industries, a manufacturer of power tools and floor cleaning products, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	43.67	(7.65)	4.82
Hang Seng Index	39.49	(0.20)	1.41
MSCI China Index (Net)	47.62	(1.99)	5.57
(a)
The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 50,771,748
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 450,128
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 50,771,748
Total number of portfolio holdings	62
Management services fees (represents 0.95% of Fund average net assets)	$ 450,128
Portfolio turnover for the reporting period	48%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Tencent Holdings Ltd.	20.1%
Alibaba Group Holding Ltd.	11.1%
Xiaomi Corp.	5.7%
China Construction Bank Corp., Class H	5.0%
PDD Holdings, Inc., ADR	3.9%
Trip.com Group Ltd., ADR	3.2%
BYD Co., Ltd., Class H	3.0%
NetEase, Inc.	2.9%
Contemporary Amperex Technology Co., Ltd., Class A	2.6%
Ping An Insurance Group Co. of China Ltd., Class H	2.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Tencent Holdings Ltd.	20.1%
Alibaba Group Holding Ltd.	11.1%
Xiaomi Corp.	5.7%
China Construction Bank Corp., Class H	5.0%
PDD Holdings, Inc., ADR	3.9%
Trip.com Group Ltd., ADR	3.2%
BYD Co., Ltd., Class H	3.0%
NetEase, Inc.	2.9%
Contemporary Amperex Technology Co., Ltd., Class A	2.6%
Ping An Insurance Group Co. of China Ltd., Class H	2.5%